Condensed Statement of Operations (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Condensed Financial Statements, Captions [Line Items]
Net revenues	$ 247,868,092	$ 163,771,833	$ 86,695,506
Operating cost and expenses
Compensation and benefits	119,610,072	73,043,620	42,374,929
Selling expenses	23,896,620	16,660,044	13,449,421
General and administrative expenses	24,611,880	18,087,184	8,901,330
Total operating cost and expenses	158,188,130	103,201,478	60,850,473
Loss from operations	89,679,962	60,570,355	25,845,033
Other income (expenses):
Interest income	6,312,498	3,302,545	2,451,731
Investment income	3,821,469	3,924,457	3,044,856
Other income (expenses)	(2,386,171)	3,423	110,690
Total other income	7,863,620	7,539,142	5,426,421
(Loss) gain before taxes and income from equity in subsidiaries and VIEs	97,543,582	68,109,497	31,271,454
Income tax expenses	(24,531,504)	(16,263,292)	(8,979,649)
Equity in profit of subsidiaries and VIEs	2,200,504	1,191,833	617,361
Net income attributable to Noah Holdings Limited shareholders	72,406,504	51,435,171	22,826,454
Parent Company
Condensed Financial Statements, Captions [Line Items]
Net revenues	0	0	0
Operating cost and expenses
Compensation and benefits	1,643,361		487,435
Selling expenses	27,217	24,281	15,995
General and administrative expenses	1,569,786	815,650	1,263,771
Total operating cost and expenses	3,240,364	839,931	1,767,201
Loss from operations	(3,240,364)	(839,931)	(1,767,201)
Other income (expenses):
Interest income	900,413	352,072	1,157,512
Investment income		107,019
Other income (expenses)	(73,235)	815,020	118,539
Total other income	827,178	1,274,111	1,276,051
(Loss) gain before taxes and income from equity in subsidiaries and VIEs	(2,413,186)	434,180	(491,150)
Income tax expenses	(205,810)	(232,692)	(222,265)
Equity in profit of subsidiaries and VIEs	75,025,500	51,233,683	23,539,869
Net income attributable to Noah Holdings Limited shareholders	$ 72,406,504	$ 51,435,171	$ 22,826,454